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                                                       -------------------------
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                                                       hours per response: 21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                       811-02699
       -------------------------------------------------------------------------


                                AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713)626-1919
                                                    -------------------

Date of fiscal year end:    12/31
                         ------------------

Date of reporting period:   09/30/05
                          ------------------

Item 1.  Schedule of Investments.

                              AIM BASIC VALUE FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     BVA-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                           MARKET
                                                                                         SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--89.33%

ADVERTISING--4.24%
Interpublic Group of Cos., Inc. (The)(a)(b)                                             12,182,700     $   141,806,628
----------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                       1,835,000         153,461,050
======================================================================================================================
                                                                                                           295,267,678
======================================================================================================================

AEROSPACE & DEFENSE--1.06%
Honeywell International Inc.                                                             1,966,300          73,736,250
======================================================================================================================

APPAREL RETAIL--1.40%
Gap, Inc. (The)                                                                          5,612,300          97,822,389
======================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.93%
Bank of New York Co., Inc. (The)                                                         4,580,000         134,697,800
======================================================================================================================

BREWERS--1.36%
Molson Coors Brewing Co.-Class B(b)                                                      1,478,700          94,651,587
======================================================================================================================

BUILDING PRODUCTS--3.61%
American Standard Cos. Inc.                                                              3,077,000         143,234,350
----------------------------------------------------------------------------------------------------------------------
Masco Corp.(b)                                                                           3,528,800         108,263,584
======================================================================================================================
                                                                                                           251,497,934
======================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.81%
Lexmark International, Inc.-Class A(a)                                                     924,000          56,410,200
======================================================================================================================

CONSTRUCTION MATERIALS--1.86%
Cemex S.A. de C.V.-ADR (Mexico)                                                          2,471,512         129,260,077
======================================================================================================================

CONSUMER ELECTRONICS--1.22%
Koninklijke (Royal) Philips Electronics N.V.-New York Shares (Netherlands)               3,183,098          84,925,055
======================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.52%
Ceridian Corp.(a)                                                                        6,021,300         124,941,975
----------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                         4,741,000         189,640,000
======================================================================================================================
                                                                                                           314,581,975
======================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.93%
Cendant Corp.                                                                            6,510,000         134,366,400
======================================================================================================================

BVA-QTR-1                              F-1

                                                                                                           MARKET
                                                                                         SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES--2.17%
Waste Management, Inc.                                                                   5,287,167     $   151,265,848
======================================================================================================================

FOOD RETAIL--3.27%
Kroger Co. (The)(a)                                                                      6,656,400         137,055,276
----------------------------------------------------------------------------------------------------------------------
Safeway Inc.(b)                                                                          3,530,000          90,368,000
======================================================================================================================
                                                                                                           227,423,276
======================================================================================================================

GENERAL MERCHANDISE STORES--1.42%
Target Corp.(b)                                                                          1,904,300          98,890,299
======================================================================================================================

HEALTH CARE DISTRIBUTORS--6.70%
Cardinal Health, Inc.(b)                                                                 4,514,000         286,368,160
----------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                           3,793,900         180,020,555
======================================================================================================================
                                                                                                           466,388,715
======================================================================================================================

HEALTH CARE EQUIPMENT--1.89%
Waters Corp.(a)(b)                                                                       3,162,100         131,543,360
======================================================================================================================

HEALTH CARE FACILITIES--1.76%
HCA Inc.                                                                                 2,559,000         122,627,280
======================================================================================================================

INDUSTRIAL CONGLOMERATES--3.36%
Tyco International Ltd.(b)                                                               8,392,000         233,717,200
======================================================================================================================

INDUSTRIAL MACHINERY--0.88%
Parker Hannifin Corp.                                                                      951,200          61,171,672
======================================================================================================================

INVESTMENT BANKING & BROKERAGE--3.90%
Merrill Lynch & Co., Inc.(b)                                                             2,202,000         135,092,700
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                           2,531,900         136,570,686
======================================================================================================================
                                                                                                           271,663,386
======================================================================================================================

LEISURE PRODUCTS--0.29%
Mattel, Inc.(b)                                                                          1,198,460          19,990,313
======================================================================================================================

MANAGED HEALTH CARE--3.27%
UnitedHealth Group Inc.(b)                                                               4,048,800         227,542,560
======================================================================================================================

MOVIES & ENTERTAINMENT--1.85%
Walt Disney Co. (The)                                                                    5,335,000         128,733,550
======================================================================================================================

MULTI-LINE INSURANCE--1.65%
Genworth Financial Inc.-Class A                                                          3,564,400         114,916,256
======================================================================================================================

BVA-QTR-1                              F-2

                                                                                                           MARKET
                                                                                         SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--2.90%
ENSCO International Inc.                                                                 1,008,700     $    46,995,333
----------------------------------------------------------------------------------------------------------------------
Transocean Inc.(a)                                                                       2,529,598         155,089,653
======================================================================================================================
                                                                                                           202,084,986
======================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--5.41%
Halliburton Co.(b)                                                                       3,830,000         262,431,600
----------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd.(a)(b)                                                     1,667,300         114,476,818
======================================================================================================================
                                                                                                           376,908,418
======================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.78%
Citigroup Inc.                                                                           3,469,597         157,936,055
----------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     5,148,360         174,683,855
======================================================================================================================
                                                                                                           332,619,910
======================================================================================================================

PACKAGED FOODS & MEATS--1.59%
Unilever N.V. (Netherlands)(c)                                                           1,555,000         110,761,748
======================================================================================================================

PHARMACEUTICALS--6.74%
Pfizer Inc.                                                                              5,490,300         137,092,791
----------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(c)                                                               2,450,760         203,014,218
----------------------------------------------------------------------------------------------------------------------
Wyeth(b)                                                                                 2,799,000         129,509,730
======================================================================================================================
                                                                                                           469,616,739
======================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.07%
ACE Ltd.(b)                                                                              3,059,000         143,987,130
======================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.97%
Novellus Systems, Inc.(a)                                                                2,704,000          67,816,320
======================================================================================================================

SPECIALIZED CONSUMER SERVICES--1.40%
H&R Block, Inc.(b)                                                                       4,070,800          97,617,784
======================================================================================================================

SYSTEMS SOFTWARE--3.05%
Computer Associates International, Inc.(b)                                               7,628,047         212,135,987
======================================================================================================================

THRIFTS & MORTGAGE FINANCE--4.07%
Fannie Mae                                                                               3,288,000         147,368,160
----------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.(b)                                                                 1,049,100          67,352,220
----------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                        1,295,856          68,809,954
======================================================================================================================
                                                                                                           283,530,334
======================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $4,819,735,968)                                       6,220,170,416
======================================================================================================================

BVA-QTR-1                              F-3

                                                                                                           MARKET
                                                                                         SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--0.89%
Liquid Assets Portfolio-Institutional Class(d)                                          31,171,065     $    31,171,065
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                                             31,171,065          31,171,065
======================================================================================================================

Total Money Market Funds (Cost $62,342,130)                                                                 62,342,130
======================================================================================================================
TOTAL INVESTMENTS--90.22% (excluding investments purchased with cash collateral
from securities loaned) (Cost $4,882,078,098)                                                            6,282,512,546
______________________________________________________________________________________________________________________
======================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--9.78%
Liquid Assets Portfolio-Institutional Class(d)(e)                                      340,459,173         340,459,173
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)(e)                                         340,459,173         340,459,173
======================================================================================================================
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $680,918,346)       680,918,346
======================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $5,562,996,444)                                                       $ 6,963,430,892
______________________________________________________________________________________________________________________
======================================================================================================================

Investment Abbreviations:

ADR                       American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $313,775,966, which represented 4.51% of the Fund's Total Investments. See
     Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

BVA-QTR-1                              F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

BVA-QTR-1                              F-5
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between

BVA-QTR-1                              F-6
     currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

          The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  CHANGE IN
                   MARKET                                         UNREALIZED      MARKET                      REALIZED
                   VALUE         PURCHASES        PROCEEDS       APPRECIATION     VALUE        DIVIDEND         GAIN
FUND              12/31/04        AT COST        FROM SALES     (DEPRECIATION)   09/30/05       INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class           $ 49,840,942   $  616,960,963  $  (635,630,840)  $         --   $ 31,171,065   $  1,158,933   $      --
-----------------------------------------------------------------------------------------------------------------------
STIC
Prime
Portfolio-
Institutional
Class             49,840,942      616,960,963     (635,630,840)             --     31,171,065      1,167,313         --
=======================================================================================================================
 SUBTOTAL       $ 99,681,884   $1,233,921,926  $(1,271,261,680)  $          --   $ 62,342,130   $  2,326,246   $     --
=======================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                  CHANGE IN
                   MARKET                                         UNREALIZED      MARKET                      REALIZED
                   VALUE         PURCHASES        PROCEEDS       APPRECIATION     VALUE        DIVIDEND         GAIN
FUND              12/31/04        AT COST        FROM SALES     (DEPRECIATION)   09/30/05       INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid          $312,297,068   $  732,164,247  $  (704,002,142)  $         --   $340,459,173   $    123,098   $      --
Assets
Portfolio-
Institutional
Class
-----------------------------------------------------------------------------------------------------------------------
STIC
Prime
Portfolio-
Institutional
Class            312,297,069      728,873,137     (700,711,033)            --    340,459,173        124,039          --
=======================================================================================================================
 SUBTOTAL       $624,594,137   $1,461,037,384  $(1,404,713,175)  $         --   $680,918,346   $    247,137   $      --
=======================================================================================================================
 TOTAL          $724,276,021   $2,694,959,310  $(2,675,974,855)  $         --   $743,260,476   $  2,573,383   $      --
=======================================================================================================================

* Net of compensation to counterparties.

BVA-QTR-1                              F-7

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2005, securities with an aggregate value of $671,755,174 were on loan to brokers. The loans were secured by cash collateral of $680,918,346 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $247,137 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $454,939,482 and $1,529,883,652, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities           $   1,660,813,322
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (265,416,817)
======================================================================================
Net unrealized appreciation of investment securities                 $   1,395,396,505
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $5,568,034,387.

BVA-QTR-1                              F-8

                        AIM CONSERVATIVE ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     CAL-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                   MARKET
                                                                               SHARES              VALUE
                                                                               ------              -----
MUTUAL FUNDS--90.14% (a)
AIM Charter Fund-Institutional Class--5.11%                                    252,065         $ 3,410,446
AIM International Core Equity Fund-Institutional Class--2.68%                  145,531           1,787,120
AIM Large Cap Basic Value Fund-Institutional Class--5.04%           (b)        243,472           3,362,354
AIM Large Cap Growth Fund-Institutional Class--5.18%                (b)        333,984           3,456,737
AIM Limited Maturity Treasury Fund-Institutional Class--14.89%                 985,495           9,933,788
AIM Multi-Sector Fund-Institutional Class--2.63%                                71,745           1,756,325
AIM Short Term Bond Fund-Institutional Class--24.89%                         1,673,905          16,605,135
AIM Total Return Bond Fund-Institutional Class--24.71%                       1,568,403          16,487,535
AIM Trimark Endeavor Fund-Institutional Class--5.01%                (b)        261,523           3,339,648
                                                                                               ===========
                                                                                                60,139,088
                                                                                               ===========
Total Mutual Funds (Cost $59,171,830)                                                           60,139,088
                                                                                               ===========

                                                                          PRINCIPAL
                                                                           AMOUNT
                                                                            (000)
                                                                            -----
REPURCHASE AGREEMENTS--9.86%
State Street Bank & Trust 3.50%, 09/01/05  (Cost $6,581,402)    (c)        $6,581            6,581,402
                                                                                           ===========

TOTAL INVESTMENTS--100.00%
(Cost $65,753,232)                                                                         $66,720,490
                                                                                           ===========

Notes to Schedule of Investments:


(a) The mutual fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) Repurchase agreement entered into 09/30/05 with a maturing value of $6,583,294. Collateralized by $6,581,402 U.S. Government obligation, 5.75% due 02/15/08 with an aggregate market value at 09/30/05 of $6,717,813.


         See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

                  Securities in the underlying funds, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the nine months ended September 30, 2005.

                                                                        CHANGE IN
                                                           PROCEEDS     UNREALIZED         MARKET
                         MARKET VALUE     PURCHASES          FROM      APPRECIATION        VALUE          DIVIDEND       REALIZED
FUND                       12/31/04        AT COST           SALES    (DEPRECIATION)     09/30/05         INCOME       GAIN (LOSS)
----                       --------        -------           -----    --------------     --------          ------       -----------
AIM Charter Fund-        $  2,288,956   $  1,671,764   $   (650,978)    $  63,710      $  3,410,446      $      --      $  36,994
Institutional Class

AIM International Core
Equity Fund-
Institutional Class         1,211,075        835,882       (371,420)       65,347         1,787,120             --         46,236

AIM Large Cap Basic
Value Fund-
Institutional Class         2,333,821      1,671,764       (716,622)        9,409         3,362,354             --         63,982

AIM Large Cap Growth
Fund- Institutional
Class                       2,321,950      1,671,762       (683,316)       97,065         3,456,737             --         49,276

AIM Limited Maturity
Treasury Fund-
Institutional Class         6,415,786      5,371,848     (1,759,365)      (78,736)        9,933,788        162,401        (15,745)

AIM Multi-Sector Fund-
Institutional Class         1,191,575        835,882       (454,602)      123,480         1,756,325             --         59,990

AIM Short Term Bond
Fund- Institutional
Class                      10,744,498      8,901,137     (2,948,385)      (79,839)       16,605,135        343,533        (12,276)

AIM Total Return Bond      10,845,845      8,723,438     (3,033,323)      (70,712)       16,487,535        364,621         22,287
Fund- Institutional
Class

AIM Trimark Endeavor-       2,379,953      1,671,763       (767,341)      (38,363)        3,339,648             --         93,636
Institutional Class
                         ============   ============   ============     =========      ============      =========      =========
   SUBTOTAL              $ 39,733,459   $ 31,355,240   $(11,385,352)    $  91,361      $ 60,139,088      $ 870,555      $ 344,380
                         ============   ============   ============     =========      ============      =========      =========

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the nine months ended September 30, 2005 was $31,355,240 and $11,385,352, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $1,330,279
                                                               ----------
Aggregate unrealized (depreciation) of investment securities     (363,684)
                                                               ----------
Net unrealized appreciation of investment securities           $  966,595
                                                               ==========

Cost of investments for tax purposes is $65,753,895.

                             AIM GLOBAL EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     GEQ-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)


                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
                                                                                 ------                                  -----
DOMESTIC COMMON STOCKS--50.53%
AEROSPACE & DEFENSE--0.20%
Innovative Solutions and Support, Inc.                        (a)                 55,736                              $   865,580
=================================================================================================================================

APPAREL RETAIL--0.58%
Genesco Inc.                                                  (a)                 68,000                                2,532,320
=================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.02%
Coach, Inc.                                                   (a)                142,991                                4,484,198
=================================================================================================================================

APPLICATION SOFTWARE--0.62%
Synopsys, Inc.                                                (a)                144,600                                2,732,940
=================================================================================================================================

AUTOMOTIVE RETAIL--0.26%
CSK Auto Corp.                                                (a)                 75,400                                1,121,952
=================================================================================================================================

BIOTECHNOLOGY--1.03%
Gilead Sciences, Inc.                                         (a)                 92,749                                4,522,441
=================================================================================================================================

COMMODITY CHEMICALS--0.20%
Georgia Gulf Corp.                                                                36,811                                  886,409
=================================================================================================================================

COMPUTER HARDWARE--2.29%
Dell Inc.                                                     (a)                200,880                                6,870,096
Intergraph Corp.                                              (a)                 70,600                                3,156,526
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10,026,622
=================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.43%
Komag, Inc.                                                   (a)                 25,641                                  819,486
Seagate Technology                                            (a)                279,500                                4,430,075
Western Digital Corp.                                         (a)                 78,400                                1,013,712
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,263,273
=================================================================================================================================

DEPARTMENT STORES--2.14%
Bon-Ton Stores, Inc. (The)                                                        57,583                                1,118,262
J.C. Penney Co., Inc.                                                            151,633                                7,190,437
Nordstrom, Inc.                                                                   30,522                                1,047,515
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        9,356,214
=================================================================================================================================

DIVERSIFIED CHEMICALS--0.67%
Eastman Chemical Co.                                                              62,493                                2,935,296
=================================================================================================================================

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
                                                                                 ------                                  -----
GAS UTILITIES--2.36%
Energen Corp.                                                                     90,200                             $  3,902,052
Equitable Resources, Inc.                                                        164,364                                6,420,058
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10,322,110
=================================================================================================================================

HEALTH CARE EQUIPMENT--1.01%
Hospira, Inc.                                                 (a)                 90,900                                3,724,173
Schick Technologies, Inc.                                     (a)                 25,835                                  679,461
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,403,634
=================================================================================================================================

HOMEBUILDING--0.39%
Pulte Homes, Inc.                                                                 39,724                                1,704,954
=================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.29%
Labor Ready, Inc.                                             (a)                 49,809                                1,277,601
=================================================================================================================================

INDUSTRIAL CONGLOMERATES--2.36%
3M Co.                                                                           140,812                               10,329,968
=================================================================================================================================

INTEGRATED OIL & GAS--1.89%
ConocoPhillips                                                                    63,510                                4,439,984
Occidental Petroleum Corp.                                                        44,800                                3,827,264
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        8,267,248
=================================================================================================================================

LEISURE PRODUCTS--0.59%
JAKKS Pacific, Inc.                                           (a)                159,679                                2,591,590
=================================================================================================================================

LIFE & HEALTH INSURANCE--2.40%
Prudential Financial, Inc.                                                       155,875                               10,530,915
=================================================================================================================================

MANAGED HEALTH CARE--4.31%
CIGNA Corp.                                                                       69,670                                8,211,306
UnitedHealth Group Inc.                                                          189,700                               10,661,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       18,872,446
=================================================================================================================================

OIL & GAS DRILLING--0.26%
Nabors Industries, Ltd.                                       (a)                 16,016                                1,150,429
---------------------------------------------------------------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION--4.85%
Anadarko Petroleum Corp.                                                          18,052                                1,728,479
Apache Corp.                                                                      40,100                                3,016,322
Burlington Resources Inc.                                                         80,779                                6,568,948
Energy Partners, Ltd.                                         (a)                119,160                                3,720,175
Remington Oil & Gas Corp.                                     (a)                149,744                                6,214,376
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       21,248,300
=================================================================================================================================

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
                                                                                 ------                                  -----
OIL & GAS STORAGE & TRANSPORTATION--0.70%
Overseas Shipholding Group, Inc.                                                  52,800                             $  3,079,824
=================================================================================================================================

PAPER PRODUCTS--1.26%
Georgia-Pacific Corp.                                                            162,484                                5,534,205
=================================================================================================================================

PHARMACEUTICALS--3.26%
Allergan, Inc.                                                                   108,673                                9,956,620
Wyeth                                                                             93,846                                4,342,255
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       14,298,875
=================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.23%
ACE Ltd.                                                                          21,700                                1,021,419
=================================================================================================================================

RAILROADS--0.61%
CSX Corp.                                                                         57,070                                2,652,614
=================================================================================================================================

REINSURANCE--0.24%
Endurance Specialty Holdings Ltd.                                                 31,148                                1,062,458
=================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.78%
ATMI, Inc.                                                    (a)                110,100                                3,413,100
=================================================================================================================================

SEMICONDUCTORS--4.18%
Intel Corp.                                                                      388,611                                9,579,261
Linear Technology Corp.                                                          232,000                                8,720,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       18,300,141
=================================================================================================================================

SOFT DRINKS--0.24%
PepsiCo, Inc.                                                                     18,451                                1,046,356
=================================================================================================================================

SPECIALIZED CONSUMER SERVICES--0.60%
H&R Block, Inc.                                                                  110,129                                2,640,894
=================================================================================================================================

SPECIALIZED FINANCE--2.45%
Moody's Corp.                                                                    209,900                               10,721,692
=================================================================================================================================

SPECIALTY STORES--0.54%
Hibbett Sporting Goods, Inc.                                  (a)                 78,750                                1,752,188
Movie Gallery, Inc.                                                               59,442                                  617,602
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,369,790
=================================================================================================================================

THRIFTS & MORTGAGE FINANCE--1.01%
Fremont General Corp.                                                             93,200                                2,034,556
Harbor Florida Bancshares, Inc.                                                   66,273                                2,403,722
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,438,278
=================================================================================================================================

TOBACCO--2.30%
Reynolds American Inc.                                                           121,590                               10,094,402
=================================================================================================================================

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
                                                                                 ------                                  -----
TRUCKING--0.98%
Laidlaw International Inc.                                                       177,300                             $  4,285,341
=================================================================================================================================


Total Domestic Common Stocks
(Cost $205,416,273)                                                                                                   221,385,829
=================================================================================================================================


FOREIGN STOCKS & OTHER EQUITY INTERESTS--40.10%
AUSTRALIA--1.57%
Australia and New Zealand Banking Group Ltd. (Diversified
Banks)                                                        (b)                 72,568                                1,328,914
Commonwealth Bank of Australia (Diversified Banks)            (b)                140,318                                4,110,357
Suncorp-Metway Ltd. (Other Diversified Financial Services)    (b)                 96,686                                1,456,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,895,511
=================================================================================================================================

BERMUDA--0.67%
Knightsbridge Tankers Ltd. (Oil & Gas Storage &
Transportation)                                               (c)                 45,800                                1,684,524
PXRE Group Ltd. (Reinsurance)                                                     94,468                                1,271,539
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        2,956,063
=================================================================================================================================

BRAZIL--0.31%
Banco Itau Holding Financeira S.A.-ADR (Diversified Banks)    (c)                 11,400                                1,352,724
=================================================================================================================================

CANADA--0.28%
Inmet Mining Corp. (Diversified Metals & Mining)              (a)                 69,400                                1,244,455
=================================================================================================================================

DENMARK--1.45%
Danske Bank A.S. (Diversified Banks)                          (b)                104,900                                3,214,117
William Demant Holdings A.S. (Health Care Equipment)          (a)(b)(c)           66,547                                3,123,699
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,337,816
=================================================================================================================================

FINLAND --0.43%
Nokia Oyj (Communications Equipment)                          (b)                110,600                                1,864,372
=================================================================================================================================

FRANCE--5.17%
Assurances Generales de France (Multi-Line Insurance)         (a)(b)(c)           47,784                                4,579,763
AXA (Multi-Line Insurance)                                    (b)                 89,751                                2,469,731
PagesJaunes Groupe S.A. (Publishing)                          (b)(c)             313,714                                8,584,527
Societe Generale (Diversified Banks)                          (b)                 61,290                                7,004,206
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       22,638,227
=================================================================================================================================

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
                                                                                 ------                                  -----
GERMANY--2.48%
Adidas-Salomon A.G. (Apparel, Accessories & Luxury Goods)     (b)                 18,595                             $  3,238,487
BASF A.G. (Diversified Chemicals)                             (b)                 46,696                                3,515,027
ThyssenKrupp A.G. (Steel)                                     (b)                196,698                                4,111,585
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       10,865,099
=================================================================================================================================

GREECE--2.59%
OPAP S.A. (Casinos & Gaming)                                  (b)                364,102                               11,332,784
=================================================================================================================================

HONG KONG--0.23%
HSBC Holdings PLC (Diversified Banks)                         (b)                 62,000                                1,006,964
=================================================================================================================================

ITALY--0.44%
Milano Assicurazioni S.p.A (Multi-Line Insurance)             (b)                270,700                                1,913,260
=================================================================================================================================

JAPAN--8.62%
Chubu Electric Power Co., Inc. (Electric Utilities)           (b)(c)             294,100                                7,185,617
Chugoku Electric Power Co., Inc. (The)  (Electric
Utilities)                                                    (b)(c)              56,500                                1,167,308
Fuji Fire and Marine Insurance Co., Ltd. (The) (Property &
Casualty Insurance)                                           (b)                351,000                                1,348,315
Hokuriku Electric Power Co. (Electric Utilities)              (b)(c)             181,700                                3,757,615
Kyushu Electric Power Co., Inc. (Electric Utilities)          (b)                406,000                                9,054,086
Matsui Securities Co., Ltd. (Investment Banking &
Brokerage)                                                    (b)(c)             121,800                                1,486,833
Mizuho Financial Group, Inc. (Diversified Banks)              (b)                    192                                1,227,645
Nikko Cordial Corp. (Investment Banking & Brokerage)          (b)(c)             104,500                                1,217,993
Nissin Co., Ltd. (Consumer Finance)                           (b)(c)             471,600                                  628,332
Nissin Co., Ltd. (Consumer Finance)                           (a)                471,600                                  606,613
NTT DoCoMo, Inc. (Wireless Telecommunication Services)        (b)                  2,496                                4,470,610
Tokai Tokyo Securities Co., Ltd. (Investment Banking &
Brokerage)                                                    (b)                340,000                                1,281,443
Yamato Kogyo Co., Ltd. (Steel)                                (b)(c)             279,000                                4,347,442
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       37,779,852
=================================================================================================================================

NETHERLANDS--2.68%
ING Groep N.V. (Other Diversified Financial Services)         (a)(b)             310,788                                9,266,365
Koninklijke (Royal) DSM N.V. (Specialty Chemicals)            (b)                 30,848                                1,213,166
Koninklijke (Royal) KPN N.V. (Integrated Telecommunication
Services)                                                     (b)                140,062                                1,257,514
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       11,737,045
=================================================================================================================================

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
                                                                                 ------                                  -----
NORWAY--2.07%
Norsk Hydro A.S.A. (Oil & Gas Exploration & Production)       (b)                 39,342                             $  4,380,886
Orkla A.S.A. (Packaged Foods & Meats)                         (b)                 27,700                                1,048,437
Storebrand A.S.A. (Multi-Line Insurance)                      (b)                372,600                                3,641,989
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        9,071,312
=================================================================================================================================

SOUTH KOREA--0.46%
POSCO (Steel)                                                 (b)                  8,990                                2,032,289
=================================================================================================================================

SPAIN--0.54%
Telefonica Publicidad e Informacion, S.A. (Publishing)        (a)(b)             274,224                                2,369,631
=================================================================================================================================

SWEDEN--0.83%
ForeningsSparbanken A.B. (Diversified Banks)                  (a)(b)             103,100                                2,495,821
Hennes & Mauritz A.B.-Class B (Apparel Retail)                (b)                 31,700                                1,133,592
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,629,413
=================================================================================================================================

TAIWAN--1.28%
China Steel Corp. (Steel)                                     (b)              6,298,225                                5,630,682

UNITED KINGDOM--8.00%
Aviva PLC (Multi-Line Insurance)                              (b)                187,527                                2,060,974
GlaxoSmithKline PLC (Pharmaceuticals)                         (b)                191,370                                4,881,961
Legal & General Group PLC (Life & Health Insurance)           (b)              2,607,517                                5,224,030
Lloyds TSB Group PLC (Diversified Banks)                      (b)                870,938                                7,168,603
Old Mutual PLC (Life & Health Insurance)                      (b)              2,105,995                                5,160,633
Reckitt Benckiser PLC (Household Products)                    (b)                 58,580                                1,786,847
Tesco PLC (Food Retail)                                       (b)              1,600,339                                8,747,699
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       35,030,747
=================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost
$159,093,864)                                                                                                         175,688,246
=================================================================================================================================

MONEY MARKET FUNDS--3.78%
Liquid Assets Portfolio-Institutional Class                   (d)              8,281,121                                8,281,121
STIC Prime Portfolio-Institutional Class                      (d)              8,281,121                                8,281,121
=================================================================================================================================

Total Money Market Funds (Cost $16,562,242)                                                                            16,562,242
=================================================================================================================================
TOTAL INVESTMENTS--94.41% (excluding investments purchased
with cash collateral from securities loaned) (Cost
$381,072,379)                                                                                                         413,636,317
=================================================================================================================================

                                                                                                                        MARKET
                                                                                 SHARES                                  VALUE
                                                                                 ------                                  -----
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED
MONEY MARKET FUNDS--5.59%
Liquid Assets Portfolio-Institutional Class                   (d)(e)          12,249,219                             $ 12,249,219
STIC Prime Portfolio-Institutional Class                      (d)(e)          12,249,220                               12,249,220
=================================================================================================================================
Total Money Market Funds (purchased with cash collateral
from securities loaned)
(Cost $24,498,439)                                                                                                     24,498,439
=================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $405,570,818)                                                                                                 $ 438,134,756
=================================================================================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $169,528.392, which represented 38.69% of the Fund's Total Investments. See
     Note 1A.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See  accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

     The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

G. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             CHANGE IN
                                                                            UNREALIZED         MARKET
                           MARKET VALUE    PURCHASES AT   PROCEEDS FROM     APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                         12/31/04         COST           SALES        (DEPRECIATION)      09/30/05       INCOME      GAIN (LOSS)
----                         --------         ----           -----        --------------      --------       ------      -----------
Liquid Assets
Portfolio-Institutional
Class                       $ 7,135,683   $ 62,257,085   $ (61,111,647)   $         --     $ 8,281,121      $195,212       $     --
STIC Prime
Portfolio-Institutional
Class                         7,135,683     62,257,085     (61,111,647)             --       8,281,121       196,176             --
                            ===========   ============   =============    ============     ===========      ========       ========
   SUBTOTAL                 $14,271,366   $124,514,170   $(122,223,294)   $         --     $16,562,242      $391,388       $     --
                            ===========   ============   =============    ============     ===========      ========       ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                             CHANGE IN
                                                                            UNREALIZED         MARKET
                           MARKET VALUE    PURCHASES AT   PROCEEDS FROM     APPRECIATION        VALUE       DIVIDEND      REALIZED
FUND                         12/31/04         COST           SALES        (DEPRECIATION)      09/30/05       INCOME*     GAIN (LOSS)
----                         --------         ----           -----        --------------      --------       ------      -----------
Liquid Assets
Portfolio-Institutional
Class                       $12,166,970   $ 95,738,080   $ (95,655,831)    $         --      $12,249,219      $ 44,989     $     --
STIC Prime
Portfolio-Institutional
Class                        12,166,971     95,559,275     (95,477,026)              --       12,249,220        45,391           --
                            ===========   ============   =============     ============      ===========      ========     ========
   SUBTOTAL                 $24,333,941   $191,297,355   $(191,132,857)    $         --      $24,498,439      $ 90,380     $     --
                            ===========   ============   =============     ============      ===========      ========     ========
   TOTAL                    $38,605,307   $315,811,525   $(313,356,151)    $         --      $41,060,681      $481,768     $     --
                            ===========   ============   =============     ============      ===========      ========     ========

*    Net of compensation to counterparties

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

            At September 30, 2005, securities with an aggregate value of $22,686,008 were on loan to brokers. The loans were secured by cash collateral of $24,498,439 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $90,380 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $450,056,487 and $345,294,720, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                $   41,222,088
Aggregate unrealized (depreciation) of investment securities                  (8,665,866)
                                                                          ==============
Net unrealized appreciation of investment securities                      $   32,556,222
                                                                          ==============
Cost of investments for tax purposes is $405,578,534.

                           AIM GROWTH ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     GAL-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                        MARKET
                                                                                 SHARES                  VALUE
                                                                                 ------                  -----
Mutual Funds--100.00% (a)
AIM Dynamics Fund-Institutional Class                               (b)           571,036           $  10,364,295
AIM High Yield Fund-Institutional Class                                         2,231,594               9,841,330
AIM International Core Equity Fund-Institutional Class                          2,130,983              26,168,469
AIM International Growth Fund-Institutional Class                   (b)         1,168,173              26,505,844
AIM Large Cap Basic Value Fund-Institutional Class                  (b)         2,496,445              34,475,911
AIM Large Cap Growth Fund-Institutional Class                       (b)         3,912,621              40,495,623
AIM Multi-Sector Fund-Institutional Class                                       1,049,740              25,697,647
AIM Real Estate Fund-Institutional Class                                          360,456              10,125,221
AIM Small Company Growth Fund-Institutional Class                   (b)         1,559,983              20,139,377
                                                                                                    -------------
TOTAL INVESTMENTS--100.00%  (Cost $188,337,416)                                                     $ 203,813,717
                                                                                                    =============


     Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 2.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

           Securities in the underlying funds, including restricted securities, are valued according to the following policy.

           A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

           Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

           Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

           Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

           Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

           Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

           The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the nine months ended September 30, 2005.

                                                                           CHANGE IN
                          MARKET                                           UNREALIZED                                    REALIZED
                          VALUE        PURCHASES AT    PROCEEDS FROM      APPRECIATION     MARKET VALUE     DIVIDEND       GAIN
FUND                     12/31/04          COST            SALES         (DEPRECIATION)      09/30/05        INCOME        (LOSS)
----                     --------          ----            -----         --------------      --------        ------        ------
AIM Dynamics
Fund-Institutional
Class                $  3,781,016   $   5,891,790    $    (66,277)    $     750,426      $  10,364,295   $     --     $    7,340
AIM High Yield
Fund-Institutional
Class                   3,610,019       6,481,172         (48,834)         (202,556)         9,841,330       378,326       1,529
AIM
International
Core Equity Fund
- Institutional
Class                   9,502,721       15,078,532       (125,507)         1,693,754        26,168,469         --          18,969
AIM
International
Growth
Fund-Institutional
Class                   9,688,825       14,729,476       (399,301)         2,408,398        26,505,844         --          78,446
AIM Large Cap
Basic Value
Fund-Institutional
Class                   12,836,834      21,062,787       (171,828)          736,898         34,475,911         --          11,220
AIM Large Cap
Growth
Fund-Institutional
Class                   14,582,137      24,255,868       (195,108)         1,839,659        40,495,623         --          13,067
AIM Multi-Sector
Fund-Institutional
Class                   9,340,168       14,729,476       (827,483)         2,340,545        25,697,647         --         114,941
AIM Real Estate
Fund-Institutional
Class                   3,967,454       6,041,697        (712,746)          655,034         10,125,221       149,907      173,782
AIM Small Cap
Growth
Fund-Institutional
Class                   7,438,317       9,118,690       (17,646,546)       (678,189)            --             --        1,767,728
AIM Small
Company Growth
Fund-
Institutional
Class                       --          20,204,574        (33,369)          (32,220)        20,139,377         --           392
                     -------------  --------------   --------------   --------------     --------------  -----------  ------------
   Subtotal          $  74,747,491  $  137,594,062   $  (20,226,999)  $    9,511,749     $  203,813,717  $   528,233  $  2,187,414
                     =============  ==============   ==============   ==============     ==============  ===========  ============

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the nine months ended September 30, 2005 was $137,594,062 and $20,226,999, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $    15,640,998
Aggregate unrealized (depreciation) of investment securities           (167,843)
                                                                ---------------
Net unrealized appreciation of investment securities            $    15,473,155

Cost of investments for tax purposes is $188,340,562.

                          AIM MID CAP CORE EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     MCCE-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                  --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                             MARKET
                                                                                           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--84.93%

ADVERTISING--1.00%
Valassis Communications, Inc.(a)                                                           993,400     $    38,722,732
----------------------------------------------------------------------------------------------------------------------

APPLICATION SOFTWARE--2.16%
Fair Isaac Corp.(b)                                                                      1,000,000          44,800,000
----------------------------------------------------------------------------------------------------------------------
Reynolds and Reynolds Co. (The)-Class A                                                  1,421,400          38,960,574
======================================================================================================================
                                                                                                            83,760,574
======================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.95%
Investors Financial Services Corp.                                                       1,119,000          36,815,100
======================================================================================================================

BIOTECHNOLOGY--1.29%
Techne Corp.(a)                                                                            879,251          50,099,722
======================================================================================================================

BREWERS--1.64%
Heineken N.V. (Netherlands)(c)                                                           1,975,462          63,578,359
======================================================================================================================

CASINOS & GAMING--1.08%
GTECH Holdings Corp.                                                                     1,300,300          41,687,618
======================================================================================================================

COMPUTER HARDWARE--1.00%
Diebold, Inc.                                                                            1,125,200          38,774,392
======================================================================================================================

COMPUTER STORAGE & PERIPHERALS--1.88%
Lexmark International, Inc.-Class A(a)                                                   1,189,600          72,625,080
======================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.73%
Ceridian Corp.(a)                                                                          542,262          11,251,937
----------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.-Class A(b)                                                          2,742,000          55,607,760
======================================================================================================================
                                                                                                            66,859,697
======================================================================================================================

DISTRIBUTORS--0.92%
Genuine Parts Co.                                                                          830,900          35,645,610
======================================================================================================================

DIVERSIFIED CHEMICALS--0.88%
Engelhard Corp.                                                                          1,225,000          34,189,750
======================================================================================================================

MCCE-QTR-1                            F-1

                                                                                                             MARKET
                                                                                          SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS--3.47%
----------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc.(a)(b)                                                         1,733,400     $    56,768,850
----------------------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A                                                                     897,200          36,193,048
----------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                                                       810,400          41,314,192
======================================================================================================================
                                                                                                           134,276,090
======================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--2.32%
Rentokil Initial PLC (United Kingdom)(c)                                                18,047,578          52,730,369
----------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                  1,046,000          36,913,340
======================================================================================================================
                                                                                                            89,643,709
======================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--1.21%
Scotts Miracle-Gro Co. (The)-Class A                                                       530,600          46,655,658
======================================================================================================================

FOOD RETAIL--2.01%
Kroger Co. (The)(a)                                                                      3,770,000          77,624,300
======================================================================================================================

GENERAL MERCHANDISE STORES--0.43%
99 Cents Only Stores(a)(b)                                                               1,812,000          16,761,000
======================================================================================================================

HEALTH CARE EQUIPMENT--2.63%
PerkinElmer, Inc.                                                                        2,269,177          46,223,135
----------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                          1,331,300          55,382,080
======================================================================================================================
                                                                                                           101,605,215
======================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.39%
Nintendo Co., Ltd. (Japan)(c)                                                              128,500          15,072,999
======================================================================================================================

HOME FURNISHINGS--1.83%
Ethan Allen Interiors Inc.                                                               1,200,000          37,620,000
----------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.(a)(b)                                                              415,600          33,351,900
======================================================================================================================
                                                                                                            70,971,900
======================================================================================================================

HOME IMPROVEMENT RETAIL--0.95%
Sherwin-Williams Co. (The)                                                                 836,100          36,846,927
======================================================================================================================

INDUSTRIAL MACHINERY--5.34%
Briggs & Stratton Corp.                                                                  1,480,200          51,200,118
----------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                              1,803,800          73,577,002
----------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                       401,600          45,621,760
----------------------------------------------------------------------------------------------------------------------
Pall Corp.(b)                                                                            1,316,300          36,198,250
======================================================================================================================
                                                                                                           206,597,130
======================================================================================================================

INTEGRATED OIL & GAS--1.02%
Murphy Oil Corp.                                                                           794,400          39,616,728
======================================================================================================================

MCCE-QTR-1                            F-2

                                                                                                              MARKET
                                                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------------------------
LEISURE PRODUCTS--1.66%
Mattel, Inc.(b)                                                                          3,860,850     $    64,398,978
----------------------------------------------------------------------------------------------------------------------

METAL & GLASS CONTAINERS--1.56%
Ball Corp.                                                                                 854,800          31,405,352
----------------------------------------------------------------------------------------------------------------------
Pactiv Corp.(a)                                                                          1,650,000          28,908,000
======================================================================================================================
                                                                                                            60,313,352
======================================================================================================================

MULTI-UTILITIES--1.07%
Wisconsin Energy Corp.(b)                                                                1,034,100          41,281,272
======================================================================================================================

OFFICE ELECTRONICS--1.93%
Xerox Corp.(a)                                                                           5,480,800          74,812,920
======================================================================================================================

OFFICE SERVICES & SUPPLIES--0.86%
Pitney Bowes Inc.                                                                          800,000          33,392,000
======================================================================================================================

OIL & GAS DRILLING--2.34%
----------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.(a)(b)(d)                                                           725,420          52,106,919
======================================================================================================================
Noble Corp.                                                                                560,300          38,358,138
======================================================================================================================
                                                                                                            90,465,057
======================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--5.35%
BJ Services Co.(d)                                                                       2,786,200         100,275,338
----------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                                                                1,627,500          68,534,025
----------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                1,150,842          38,334,547
======================================================================================================================
                                                                                                           207,143,910
======================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--3.25%
Newfield Exploration Co.(a)                                                                855,100          41,985,410
----------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.(a)                                                               1,142,375          83,850,325
======================================================================================================================
                                                                                                           125,835,735
======================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--3.04%
Williams Cos., Inc. (The)(d)                                                             4,691,500         117,522,075
======================================================================================================================

PACKAGED FOODS & MEATS--2.74%
Campbell Soup Co.(b)                                                                     1,224,300          36,422,925
----------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                        840,000          20,790,000
----------------------------------------------------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom)(c)                                                      6,100,000          48,954,406
======================================================================================================================
                                                                                                           106,167,331
======================================================================================================================

MCCE-QTR-1                            F-3

                                                                                                             MARKET
                                                                                          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
PAPER PRODUCTS--1.23%
Georgia-Pacific Corp.                                                                    1,396,000     $    47,547,760
======================================================================================================================

PERSONAL PRODUCTS--1.40%
Avon Products, Inc.(b)                                                                   1,399,000          37,773,000
----------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A(b)                                                    467,000          16,265,610
======================================================================================================================
                                                                                                            54,038,610
======================================================================================================================

PHARMACEUTICALS--2.28%
Forest Laboratories, Inc.(a)                                                             1,277,800          49,795,866
----------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                         1,144,000          38,232,480
======================================================================================================================
                                                                                                            88,028,346
======================================================================================================================

PROPERTY & CASUALTY INSURANCE--2.03%
ACE Ltd.                                                                                   855,100          40,249,557
----------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd.                                                               1,338,200          38,152,082
======================================================================================================================
                                                                                                            78,401,639
======================================================================================================================

PUBLISHING--3.25%
Belo Corp.-Class A                                                                       2,035,200          46,524,672
----------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.(b)                                                                     833,100          48,886,308
----------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                               629,208          30,227,152
======================================================================================================================
                                                                                                           125,638,132
======================================================================================================================

REGIONAL BANKS--3.08%
City National Corp.                                                                        425,700          29,837,313
----------------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                                   613,000          28,093,790
----------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                    690,000          30,021,900
----------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.(b)                                                                   1,168,000          31,244,000
======================================================================================================================
                                                                                                           119,197,003
======================================================================================================================

RESTAURANTS--0.78%
Outback Steakhouse, Inc.                                                                   826,000          30,231,600
======================================================================================================================

SEMICONDUCTORS--2.91%
International Rectifier Corp.(a)(b)                                                        841,000          37,912,280
----------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(b)                                                          1,512,600          39,781,380
----------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(b)                                                                          1,259,000          35,063,150
======================================================================================================================
                                                                                                           112,756,810
======================================================================================================================

SPECIALIZED CONSUMER SERVICES--2.77%
H&R Block, Inc.                                                                          2,126,000          50,981,480
----------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                              6,798,000          56,355,420
======================================================================================================================
                                                                                                           107,336,900
======================================================================================================================

MCCE-QTR-1                            F-4

                                                                                                                       MARKET
                                                                                                   SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS--4.02%
International Flavors & Fragrances Inc.                                                           1,370,900     $    48,858,876
-------------------------------------------------------------------------------------------------------------------------------
Rohm and Haas Co.(b)                                                                                850,000          34,960,500
-------------------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.(b)                                                                            1,121,000          71,811,260
===============================================================================================================================
                                                                                                                    155,630,636
===============================================================================================================================

SYSTEMS SOFTWARE--1.25%
Computer Associates International, Inc.                                                           1,739,600          48,378,276
===============================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $2,705,985,113)                                                3,286,948,632
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                                                                  NUMBER
                                                                    OF           EXERCISE          EXPIRATION
                                                                 CONTRACTS         PRICE               DATE
-------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED--0.04%

OIL & GAS DRILLING--0.01%
Nabors Industries, Ltd.                                             3,650    $         60.0            Jan-06           408,070
===============================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.01%
BJ Services Co.                                                    14,000              27.5            Jan-06           284,200
===============================================================================================================================

OIL & GAS STORAGE & TRANSPORTATION--0.02%
Williams Cos., Inc. (The)                                          23,160              20.0            Jan-06           826,812
===============================================================================================================================

Total Put Options Purchased
(Cost $6,388,794)                                                                                                     1,519,082
_______________________________________________________________________________________________________________________________
===============================================================================================================================

MONEY MARKET FUNDS--11.92%

Liquid Assets Portfolio-Institutional Class(e)                230,566,750                                           230,566,750
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                   230,566,751                                           230,566,751
===============================================================================================================================

Total Money Market Funds (Cost $461,133,501)                                                                        461,133,501
===============================================================================================================================

TOTAL INVESTMENTS--96.89% (excluding investments purchased with cash collateral from securities loaned)
(Cost $3,173,507,408)                                                                                             3,749,601,215
_______________________________________________________________________________________________________________________________
===============================================================================================================================


MCCE-QTR-1                            F-5

                                                                                         MARKET
                                                                      SHARES             VALUE
--------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--3.11%
Liquid Assets Portfolio-Institutional Class(e)(f)                    60,188,604    $    60,188,604
--------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)(f)                       60,188,604         60,188,604
==================================================================================================
Total Money Market Funds (purchased with cash collateral from securities loaned)
(Cost $120,377,208)                                                                    120,377,208
__________________________________________________________________________________________________
==================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $3,293,884,616)                                                              $ 3,869,978,423
__________________________________________________________________________________________________
==================================================================================================

Investment Abbreviations:

ADR- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2005 was $180,336,133, which represented 4.66% of the Fund's Total Investments. See
     Note 1A.

(d) A portion of this security is subject to call options written. See Note 1F and Note 4.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

MCCE-QTR-1                            F-6

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following

MCCE-QTR-1                            F-7
     procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

MCCE-QTR-1                            F-8
     security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.


H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

MCCE-QTR-1                            F-9

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                               CHANGE IN
                                                               UNREALIZED                                     REALIZED
                 MARKET VALUE     PURCHASES    PROCEEDS FROM  APPRECIATION    MARKET VALUE     DIVIDEND         GAIN
FUND               12/31/04        AT COST        SALES       (DEPRECIATION)    09/30/05        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class           $173,231,587   $439,647,074   $(382,311,911)     $      --   $230,566,750   $  5,629,446       $     --
-----------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class            173,231,588    439,647,074    (382,311,911)            --    230,566,751      5,663,787             --
=======================================================================================================================
   SUBTOTAL     $346,463,175   $879,294,148   $(764,623,822)     $      --   $461,133,501   $ 11,293,233       $     --
=======================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                               CHANGE IN
                                                               UNREALIZED                                     REALIZED
                 MARKET VALUE     PURCHASES    PROCEEDS FROM  APPRECIATION    MARKET VALUE     DIVIDEND         GAIN
FUND               12/31/04        AT COST        SALES       (DEPRECIATION)    09/30/05        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Liquid
Assets
Portfolio-
Institutional
Class           $         --   $   80,512,692 $ (20,324,088)  $         --   $ 60,188,604   $      5,971   $         --
=======================================================================================================================
STIC Prime
Portfolio-
Institutional
Class                     --       80,506,639   (20,318,035)             --    60,188,604          5,968             --
=======================================================================================================================
   SUBTOTAL     $         --   $  161,019,331 $ (40,642,123)  $         --   $120,377,208   $     11,939   $         --
=======================================================================================================================
   TOTAL        $346,463,175   $1,040,313,479 $(805,265,945)  $         --   $581,510,709   $ 11,305,172   $         --
_______________________________________________________________________________________________________________________
=======================================================================================================================

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

MCCE-QTR-1                            F-10

     At September 30, 2005, securities with an aggregate value of $119,153,398 were on loan to brokers. The loans were secured by cash collateral of $120,377,208 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $11,939 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 -- OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------------------
                                                    CALL OPTION CONTRACTS
                                         -----------------------------------------
                                         NUMBER OF CONTRACTS    PREMIUMS RECEIVED
                                         -------------------    ------------------
Beginning of period                                   --      $                 --
----------------------------------------------------------------------------------
Written                                           40,180                 2,897,666
==================================================================================
End of period                                     40,180      $          2,897,666
__________________________________________________________________________________
==================================================================================

                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      UNREALIZED
                                                  CONTRACT    STRIKE    NUMBER OF      PREMIUMS     MARKET VALUE     APPRECIATION
                                                    MONTH      PRICE    CONTRACTS      RECEIVED       09/30/05      (DEPRECIATION)
                                                  -------     -------   ---------     ----------    ------------    --------------
BJ Services Co.                                     Jan-06      $35.0     14,000        $996,296      $4,379,200      $(3,382,904)
----------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Ltd.                             Jan-06       70.0      3,650         910,000       2,418,855       (1,508,855)
----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                           Jan-06       25.0     23,160         991,370       4,777,908       (3,786,538)
==================================================================================================================================
Total outstanding options written                                         40,810      $2,897,666     $11,575,963      $(8,678,297)
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $1,179,231,088 and $1,454,549,782, respectively.
For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $     640,460,776
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities               (64,366,994)
======================================================================================
Net unrealized appreciation of investment securities                 $     576,093,782
______________________________________________________________________________________
======================================================================================
Cost of investments for tax purposes is $3,293,884,641

MCCE-QTR-1                            F-11

                          AIM MODERATE ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     MAL-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                            MARKET
                                                                           SHARES            VALUE
MUTUAL FUNDS--100.00% (a)
AIM Capital Development Fund-Institutional Class-5.14%                    924,538       $ 18,518,502
AIM High Yield Fund-Institutional Class-9.82%                           8,020,294         35,369,495
AIM International Core Equity Fund-Institutional Class-10.45%           3,064,066         37,626,728
AIM International Growth Fund-Institutional Class-7.94%         (b)     1,260,459         28,599,813
AIM Large Cap Basic Value Fund-Institutional Class-9.83%        (b)     2,563,092         35,396,294
AIM Large Cap Growth Fund-Institutional Class-12.63%            (b)     4,394,290         45,480,904
AIM Mid Cap Basic Value Fund-Institutional Class-5.00%          (b)     1,296,836         18,013,056
AIM Multi-Sector Fund-Institutional Class-5.13%                           755,033         18,483,204
AIM Short Term Bond Fund-Institutional Class-4.85%                      1,762,384         17,482,850
AIM Total Return Bond Fund-Institutional Class-24.10%                   8,314,109         86,799,302
AIM Trimark Small Companies Fund-Institutional Class-5.11%              1,303,656         18,420,654
                                                                                        ============
TOTAL INVESTMENTS--100.00%
(Cost $340,331,521)                                                                     $360,190,802
                                                                                        ============



         Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 2.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

         See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc.

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

                  Securities in the underlying funds, including restricted securities, are valued according to the following policy.

                  A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

                  Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                  Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

                  Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

                  Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

                  Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

                  Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

                  The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the nine months ended September 30, 2005.

INVESTMENTS IN AFFILIATES:

                                                                            CHANGE IN
                                                                           UNREALIZED       MARKET                        REALIZED
                            MARKET VALUE     PURCHASES      PROCEEDS      APPRECIATION       VALUE        DIVIDEND          GAIN
FUND                          12/31/04        AT COST      FROM SALES    (DEPRECIATION)    09/30/05         INCOME         (LOSS)
----                          --------        -------      ----------    --------------    --------         ------         ------
AIM Capital Development
Fund-Institutional Class
(a)                         $  7,585,673    $ 10,407,287   $  (370,414)   $    852,015    $ 18,518,502   $   434,315      $  43,941

AIM High Yield
Fund-Institutional Class      14,516,008      21,795,572      (214,333)       (736,803)     35,369,495     1,408,049          9,051

AIM International Core
Equity
Fund-Institutional Class      15,314,403      20,060,364      (219,663)      2,433,316      37,626,728            --         38,308

AIM International Growth
Fund-Institutional Class      11,715,748      14,959,457      (813,275)      2,572,633      28,599,813            --        165,250

AIM Large Cap Basic
Value Fund-Institutional
Class                         14,773,178      20,042,436      (216,060)        778,619      35,396,294            --         18,121

AIM Large Cap Growth
Fund-Institutional Class      18,348,807      25,287,043      (268,403)      2,092,109      45,480,904            --         21,348

AIM Mid Cap Basic Value
Fund-Institutional Class       7,516,013       9,972,971      (427,210)        894,994      18,013,056            --         56,288

AIM Multi-Sector
Fund-Institutional Class       7,521,090       9,972,971      (839,171)      1,707,020      18,483,204            --        121,294

AIM Short Term Bond
Fund-Institutional Class       6,920,670      10,750,261      (105,024)        (82,796)     17,482,850       326,363           (261)

AIM Total Return Bond
Fund- Institutional Class     34,924,433      52,707,607      (527,885)       (314,437)     86,799,302     1,729,154          9,584

AIM Trimark Small
Companies Fund-
Institutional Class            7,789,461       9,972,971      (733,527)      1,239,513      18,420,654            --        152,236
                            ============    ============   ===========    ============    ============   ===========      =========
          TOTAL             $146,925,484    $205,928,940   $(4,734,965)   $ 11,436,183    $360,190,802   $ 3,897,881      $ 635,160
                            ============    ============   ===========    ============    ============   ===========      =========

(a) On July 18, 2005, AIM Mid Cap Stock Fund transferred substantially all of its assets to AIM Capital Development Fund in exchange for shares of AIM Capital Development Fund in a tax-free reorganization. As the result of the reorganization, the AIM Mid Cap Stock Fund-Institutional Class shares held by the Fund prior to the reorganization were converted into AIM Capital Development Fund-Institutional Class shares.

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the nine months ended September 30, 2005 was $205,928,940 and $4,734,965, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $ 20,639,065
                                                               ------------
Aggregate unrealized (depreciation) of investment securities       (784,435)
                                                               ------------
Net unrealized appreciation of investment securities           $ 19,854,630
                                                               ============

Cost of investments for tax purposes is $340,336,172

                      AIM MODERATE GROWTH ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     MGAL-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                  --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                        MARKET
                                                                                      SHARES            VALUE
---------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS-100.00%(a)
AIM Dynamics Fund-Institutional Class-5.03%(b)                                         90,746    $    1,646,015
---------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-Institutional Class-9.77%                                         724,206         3,194,192
---------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund-Institutional Class-11.31%                         301,344         3,697,607
---------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-Institutional Class-11.32%(b)                           163,236         3,700,493
---------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional Class-13.76%(b)                          325,892         4,499,695
---------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional Class-16.58%(b)                               524,207         5,423,190
---------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund-Institutional Class-4.95%(b)                             116,641         1,619,689
---------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional Class-7.54%                                       100,780         2,465,537
---------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-Institutional Class-2.49%                                         28,949           812,899
---------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund-Institutional Class-7.51%(b)                                184,278         2,457,213
---------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional Class-9.74%                                  305,087         3,185,657
===============================================================================================================
Total Mutual Funds(Cost $31,884,502)                                                                 32,702,187
===============================================================================================================

TOTAL INVESTMENTS-100.00%(Cost $31,884,502)                                                      $   32,702,187
_______________________________________________________________________________________________________________
===============================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 2.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying notes which are an integral part of this schedule.

MGAL-QTR-1                            F-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent

MGAL-QTR-1                            F-2
     pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

MGAL-QTR-1                            F-3

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 29, 2005 (date operations commenced) through September 30, 2005.

                                                                CHANGE IN
                     MARKET                      PROCEEDS       UNREALIZED      MARKET                       REALIZED
                     VALUE        PURCHASES        FROM        APPRECIATION     VALUE         DIVIDEND         GAIN
FUND                 04/29/05      AT COST         SALES      (DEPRECIATION)   09/30/05        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
AIM Dynamics
Fund-Institutional
Class               $     --   $  1,592,254   $     (4,769)   $     58,088   $  1,646,015   $         --   $        442
-----------------------------------------------------------------------------------------------------------------------
AIM High Yield
Fund-Institutional
Class                     --      3,226,073         (4,027)        (27,932)     3,194,192         41,565             78
-----------------------------------------------------------------------------------------------------------------------
AIM
International
Core Equity
Fund-Institutional
Class                     --      3,512,470         (3,694)        188,499      3,697,607             --            332
-----------------------------------------------------------------------------------------------------------------------
AIM
International
Growth
Fund-Institutional
Class                     --      3,502,959         (6,340)        203,295      3,700,493             --            579
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Basic Value
Fund-Institutional
Class                     --      4,465,452         (4,496)         38,478      4,499,695             --            261
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Growth
Fund-Institutional
Class                     --      5,254,437         (5,385)        173,605      5,423,190             --            533
-----------------------------------------------------------------------------------------------------------------------
AIM Mid Cap
Basic Value
Fund-Institutional
Class                     --      1,592,254         (4,072)         31,183      1,619,689             --            324
-----------------------------------------------------------------------------------------------------------------------
AIM Muti-Sector
Fund-Institutional
Class                     --      2,388,380        (10,412)         86,648      2,465,537             --            921
-----------------------------------------------------------------------------------------------------------------------
AIM Real Estate
Fund-Institutional
Class                     --        801,798         (2,689)         13,581        812,899          5,671            209
-----------------------------------------------------------------------------------------------------------------------
AIM Small Cap
Equity
Fund-Institutional
Class                     --      2,388,381         (2,942)         71,447      2,457,213             --            327
-----------------------------------------------------------------------------------------------------------------------
AIM Total Return
Bond
Fund-Institutional
Class                     --      3,208,052         (3,186)        (19,207)     3,185,657         20,835             (2)
=======================================================================================================================

      Total         $     --   $ 31,932,510   $    (52,012)   $    817,685   $ 32,702,187   $     68,071   $      4,004
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 29, 2005 (date operations commenced) through September 30, 2005 was $31,932,510 and $52,012, respectively. For the interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales that have occurred since the prior fiscal year end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $         878,650
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (60,965)
=======================================================================================
Net unrealized appreciation of investment securities                 $         817,685
_______________________________________________________________________________________
=======================================================================================
Cost of investments is the same for tax and financial statement purposes.

MGAL-QTR-1                            F-4

                          AIM MODERATELY CONSERVATIVE
                                ALLOCATION FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     MCAL-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                  --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)

                                                                                                               MARKET
                                                                                           SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS--100.00% (a)

AIM Capital Development Fund-Institutional Class-2.56%                                      11,301     $       226,351
----------------------------------------------------------------------------------------------------------------------

AIM High Yield Fund-Institutional Class-4.96%                                               99,246             437,673
----------------------------------------------------------------------------------------------------------------------

AIM Intermediate Government Fund-Institutional Class-14.83%                                149,299           1,309,348
----------------------------------------------------------------------------------------------------------------------

AIM International Core Equity Fund-Institutional Class-5.23%                                37,631             462,112
----------------------------------------------------------------------------------------------------------------------

AIM International Growth Fund-Institutional Class-2.63%(b)                                  10,222             231,934
----------------------------------------------------------------------------------------------------------------------

AIM Large Cap Basic Value Fund-Institutional Class-11.21%(b)                                71,707             990,278
----------------------------------------------------------------------------------------------------------------------

AIM Large Cap Growth Fund-Institutional Class-11.48%(b)                                     97,904           1,013,310
----------------------------------------------------------------------------------------------------------------------

AIM Mid Cap Basic Value Fund-Institutional Class-5.03%(b)                                   31,984             444,255
----------------------------------------------------------------------------------------------------------------------

AIM Multi-Sector Fund-Institutional Class-2.56%                                              9,234             226,052
----------------------------------------------------------------------------------------------------------------------

AIM Short Term Bond Fund-Institutional Class-14.86%                                        132,288           1,312,297
----------------------------------------------------------------------------------------------------------------------

AIM Total Return Bond Fund-Institutional Class-24.65%                                      208,491           2,176,642
======================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $8,746,972)                                                          $     8,830,252
______________________________________________________________________________________________________________________
======================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 2.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

MCAL-QTR-1                            F-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM").

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent

MCAL-QTR-1                            F-2
     pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

MCAL-QTR-1                            F-3

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the period April 29, 2005 (date operations commenced) through September 30, 2005.


                                                               CHANGE IN
                    MARKET                                     UNREALIZED      MARKET                       REALIZED
                    VALUE        PURCHASES      PROCEEDS      APPRECIATION      VALUE         DIVIDEND        GAIN
FUND               04/29/05       AT COST      FROM SALES    (DEPRECIATION)    09/30/05        INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------
AIM Capital
Development
Fund-
Institutional
Class           $         --   $    222,640   $     (6,376)   $      9,482   $    226,351   $         --   $        605
-----------------------------------------------------------------------------------------------------------------------
AIM High Yield
Fund-
Institutional
Class                     --        451,838        (11,276)         (3,094)       437,673          6,558            205
-----------------------------------------------------------------------------------------------------------------------
AIM
Intermediate
Government
Fund-
Institutional
Class                     --      1,353,044        (31,409)        (12,126)     1,309,348         14,330           (161)
-----------------------------------------------------------------------------------------------------------------------
AIM
International
Core Equity
Fund-
Institutional
Class                     --        446,236        (10,641)         26,175        462,112             --            342
-----------------------------------------------------------------------------------------------------------------------
AIM
International
Growth Fund-
Institutional
Class                     --        222,640         (5,952)         14,914        231,934             --            332
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Basic Value
Fund-
Institutional
Class                     --      1,002,555        (24,041)         10,430        990,278             --          1,334
-----------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Growth Fund-
Institutional
Class                     --      1,001,880        (25,907)         35,315      1,013,310             --          2,022
-----------------------------------------------------------------------------------------------------------------------
AIM Mid Cap
Basic Value-
Institutional
Class                     --        445,280        (12,562)         10,499        444,255             --          1,038
-----------------------------------------------------------------------------------------------------------------------
AIM Multi
Sector Fund-
Institutional
Class                     --        222,639         (6,768)          9,585        226,052             --            596
-----------------------------------------------------------------------------------------------------------------------
AIM Short Term
Bond Fund-
Institutional
Class                     --      1,347,498        (31,429)         (3,732)     1,312,297          9,372            (40)
-----------------------------------------------------------------------------------------------------------------------
AIM Total
Return Bond
Fund-
Institutional
Class                     --      2,243,028        (52,313)        (14,168)     2,176,642         16,327             95
=======================================================================================================================
     TOTAL      $         --   $  8,959,278   $   (218,674)   $     83,280   $  8,830,252   $     46,587   $      6,368
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 29, 2005 (date operations commenced) through September 30, 2005 was $8,959,278 and $218,674, respectively.


    Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
--------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $         116,400
--------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                   (33,120)
======================================================================================
Net unrealized appreciation of investment securities                 $          83,280
______________________________________________________________________________________
======================================================================================
Investments have the same cost for tax and financial statement purposes.

MCAL-QTR-1                            F-4

                           AIM SMALL CAP GROWTH FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2005





AIMinvestments.com     SCG-QTR-1 9/05   A I M Advisors, Inc.    YOUR GOALS. OUR SOLUTIONS.    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                 --Registered Trademark--           --Registered Trademark--

SCHEDULE OF INVESTMENTS
September 30, 2005

(Unaudited)

                                                                                                         MARKET
                                                                                  SHARES                 VALUE
                                                                                  ------                 ------
COMMON STOCKS & OTHER EQUITY
INTERESTS--79.97%
AEROSPACE & DEFENSE--1.45%

Mercury Computer Systems, Inc.                                     (a)            474,225            $  12,448,406
United Industrial Corp.                                            (b)            416,903               14,904,282
------------------------------------------------------------------------------------------------------------------
                                                                                                        27,352,688
==================================================================================================================

AIR FREIGHT & LOGISTICS--0.53%

Forward Air Corp.                                                                 273,795               10,086,608
==================================================================================================================

APPAREL RETAIL--1.40%

Children's Place Retail Stores, Inc. (The)                         (a)(b)         291,891               10,402,995
Jos. A. Bank Clothiers, Inc.                                       (a)            370,316               16,005,058
------------------------------------------------------------------------------------------------------------------
                                                                                                        26,408,053
==================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.59%

Warnaco Group, Inc. (The)                                          (a)            506,081               11,088,235
==================================================================================================================

APPLICATION SOFTWARE--4.36%

ANSYS, Inc.                                                        (a)            221,853                8,539,122
Blackboard Inc.                                                    (a)            491,050               12,281,161
Catapult Communications Corp.                                      (a)            337,181                6,183,900
Epicor Software Corp.                                              (a)            868,337               11,288,381
Kronos Inc.                                                        (a)            276,729               12,353,183
Macromedia, Inc.                                                   (a)            368,972               15,006,091
MicroStrategy Inc.-Class A                                         (a)(b)         236,526               16,625,413
------------------------------------------------------------------------------------------------------------------
                                                                                                        82,277,251
==================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.66%

Affiliated Managers Group, Inc.                                    (a)(b)         172,650               12,503,313
==================================================================================================================

BIOTECHNOLOGY--3.24%

Amylin Pharmaceuticals, Inc.                                       (a)(b)         405,654               14,112,703
Encysive Pharmaceuticals Inc.                                      (a)            658,124                7,752,701
Myriad Genetics, Inc.                                              (a)(b)         345,300                7,548,258
Nektar Therapeutics                                                (a)            430,304                7,293,653
Protein Design Labs, Inc.                                          (a)            452,705               12,675,740
United Therapeutics Corp.                                          (a)(b)         169,456               11,828,029
------------------------------------------------------------------------------------------------------------------
                                                                                                        61,211,084
==================================================================================================================

                                                                                                         MARKET
                                                                                  SHARES                 VALUE
                                                                                  ------                 -----
BROADCASTING & CABLE TV--0.51%

Radio One, Inc.-Class A                                            (a)            267,828            $   3,523,277
Radio One, Inc.-Class D                                            (a)(b)         469,628                6,175,608
------------------------------------------------------------------------------------------------------------------
                                                                                                         9,698,885
==================================================================================================================

CASINOS & GAMING--0.40%

Penn National Gaming, Inc.                                         (a)            244,547                7,607,857
==================================================================================================================

COMMUNICATIONS EQUIPMENT--2.35%

F5 Networks, Inc.                                                  (a)(b)         177,449                7,713,708
NETGEAR, Inc.                                                      (a)(b)         643,941               15,493,220
Polycom, Inc.                                                      (a)(b)         645,897               10,444,154
SafeNet, Inc.                                                      (a)(b)         295,412               10,726,410
------------------------------------------------------------------------------------------------------------------
                                                                                                        44,377,492
==================================================================================================================

COMPUTER HARDWARE--0.46%

Avid Technology, Inc.                                              (a)(b)         207,571                8,593,439
==================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.63%

Emulex Corp.                                                       (a)            585,676               11,836,512
==================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.47%

JLG Industries, Inc.                                               (b)            511,983               18,733,458
Toro Co. (The)                                                     (b)            243,569                8,953,596
------------------------------------------------------------------------------------------------------------------
                                                                                                        27,687,054
==================================================================================================================

CONSTRUCTION MATERIALS--1.19%

Eagle Materials Inc.                                               (b)            185,562               22,521,660
==================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.71%

Euronet Worldwide, Inc.                                            (a)            519,809               15,381,148
Global Payments Inc.                                                              217,451               16,900,292
------------------------------------------------------------------------------------------------------------------
                                                                                                        32,281,440
==================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.04%

Advisory Board Co. (The)                                           (a)            261,176               13,591,599
Corporate Executive Board Co. (The)                                (b)            203,463               15,866,045
CRA International Inc.                                             (a)(b)         219,505                9,151,163
------------------------------------------------------------------------------------------------------------------
                                                                                                        38,608,807
==================================================================================================================

                                                                                                         MARKET
                                                                                  SHARES                 VALUE
                                                                                  ------                 -----
ELECTRICAL COMPONENTS & EQUIPMENT--0.70%

Thomas & Betts Corp.                                               (a)            383,547            $  13,197,852
==================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.33%

FARO Technologies, Inc.                                            (a)(b)         489,583                9,541,973
FLIR Systems, Inc.                                                 (a)(b)         524,895               15,526,394
------------------------------------------------------------------------------------------------------------------
                                                                                                        25,068,367
==================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.63%

Trimble Navigation Ltd.                                            (a)            353,126               11,896,815
==================================================================================================================

ENVIRONMENTAL & FACILITIES SERVICES--0.86%

Stericycle, Inc.                                                   (a)(b)         285,239               16,301,409
==================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.94%

Scotts Miracle-Gro Co. (The)-Class A                               (b)            202,583               17,813,123
==================================================================================================================

FOOD DISTRIBUTORS--0.72%

United Natural Foods, Inc.                                         (a)(b)         386,287               13,659,108
==================================================================================================================

FOOTWEAR--0.48%

Wolverine World Wide, Inc.                                                        426,098                8,969,363
==================================================================================================================

HEALTH CARE EQUIPMENT--5.08%

American Medical Systems Holdings, Inc.                            (a)            708,794               14,282,199
Integra LifeSciences Holdings                                      (a)            391,568               14,981,392
Mentor Corp.                                                       (b)            301,783               16,601,083
Nu Vasive, Inc.                                                    (a)            672,504               12,602,725
ResMed Inc.                                                        (a)(b)         186,932               14,889,134
Varian Inc.                                                        (a)            298,543               10,245,996
Wright Medical Group, Inc.                                         (a)            500,343               12,348,465
------------------------------------------------------------------------------------------------------------------
                                                                                                        95,950,994
==================================================================================================================

HEALTH CARE FACILITIES--2.22%

AmSurg Corp.                                                       (a)(b)         347,697                9,512,990
LifePoint Hospitals, Inc.                                          (a)            389,808               17,046,304
VCA Antech, Inc.                                                   (a)(b)         604,128               15,417,347
------------------------------------------------------------------------------------------------------------------
                                                                                                        41,976,641
==================================================================================================================

                                                                                                         MARKET
                                                                                  SHARES                 VALUE
                                                                                  ------                 -----
HEALTH CARE SERVICES--2.11%

Cerner Corp.                                                       (a)(b)         163,749            $  14,234,701
Pediatrix Medical Group, Inc.                                      (a)            190,355               14,623,071
Per-Se Technologies, Inc.                                          (a)            529,450               10,938,437
------------------------------------------------------------------------------------------------------------------
                                                                                                        39,796,209
==================================================================================================================

HEALTH CARE SUPPLIES--2.01%

Gen-Probe Inc.                                                     (a)(b)         329,649               16,301,143
Immucor, Inc.                                                      (a)(b)         371,950               10,206,308
Millipore Corp.                                                    (a)            182,823               11,497,738
------------------------------------------------------------------------------------------------------------------
                                                                                                        38,005,189
==================================================================================================================

HOME FURNISHINGS--0.41%

Tempur-Pedic International Inc.                                    (a)            656,950                7,778,288
==================================================================================================================

HOMEBUILDING--0.51%

Technical Olympic USA, Inc.                                                       368,128                9,630,228
==================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.80%

Choice Hotels International, Inc.                                                 233,200               15,074,048
==================================================================================================================

HOUSEHOLD PRODUCTS--0.64%

Church & Dwight Co., Inc.                                          (b)            328,573               12,137,487
==================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.60%

BJ's Wholesale Club, Inc.                                          (a)(b)         405,948               11,285,354
==================================================================================================================

INDUSTRIAL MACHINERY--1.12%

Actuant Corp.-Class A                                                             214,321               10,030,223
IDEX Corp.                                                                        257,752               10,967,348
Lincoln Electric Holdings, Inc.                                                     5,290                  208,426
------------------------------------------------------------------------------------------------------------------
                                                                                                        21,205,997
==================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.18%

NeuStar, Inc.-Class A                                              (a)            106,818                3,417,108
==================================================================================================================

                                                                                                         MARKET
                                                                                  SHARES                 VALUE
                                                                                  ------                 -----
INTERNET SOFTWARE & SERVICES--2.15%

Blue Coat Systems, Inc.                                            (a)            162,183    $           7,051,717
Digitas Inc.                                                       (a)            639,549                7,265,277
ValueClick, Inc.                                                   (a)          1,004,500               17,166,905
Websense, Inc.                                                     (a)(b)         178,324                9,131,972
------------------------------------------------------------------------------------------------------------------
                                                                                                        40,615,871
==================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.55%

Jefferies Group, Inc.                                              (b)            236,232               10,287,904
==================================================================================================================

IT CONSULTING & OTHER SERVICES--1.11%

MPS Group, Inc.                                                    (a)            953,635               11,252,893
Sapient Corp.                                                      (a)          1,539,666                9,622,913
------------------------------------------------------------------------------------------------------------------
                                                                                                        20,875,806
==================================================================================================================

LEISURE PRODUCTS--1.65%

Marvel Entertainment, Inc.                                         (a)            666,634               11,912,750
Nautilus, Inc.                                                     (b)            443,412                9,786,103
RC2 Corp.                                                          (a)            282,011                9,520,691
------------------------------------------------------------------------------------------------------------------
                                                                                                        31,219,544
==================================================================================================================

MANAGED HEALTH CARE--0.35%

Centene Corp.                                                      (a)(b)         262,545                6,571,501
==================================================================================================================

MARINE--0.44%

Kirby Corp.                                                        (a)            168,444                8,326,187
==================================================================================================================

MOVIES & ENTERTAINMENT--1.18%

Imax Corp. (Canada)                                                (a)(b)         994,914               10,376,953
Lions Gate Entertainment Corp. (Canada)                            (a)(b)       1,251,447               11,938,804
------------------------------------------------------------------------------------------------------------------
                                                                                                        22,315,757
==================================================================================================================

MULTI-LINE INSURANCE--0.62%

HCC Insurance Holdings, Inc.                                                      411,425               11,737,955
==================================================================================================================

OIL & GAS DRILLING--1.02%

Unit Corp.                                                         (a)            347,354               19,201,729
==================================================================================================================

                                                                                                         MARKET
                                                                                  SHARES                 VALUE
                                                                                  ------                 -----
OIL & GAS EQUIPMENT & SERVICES--3.22%

Cal Dive International, Inc.                                       (a)            333,366            $  21,138,738
Core Laboratories N.V. (Netherlands)                               (a)            423,262               13,654,432
FMC Technologies, Inc.                                             (a)(b)         393,720               16,579,549
Superior Energy Services, Inc.                                     (a)(b)         404,383                9,337,203
------------------------------------------------------------------------------------------------------------------
                                                                                                        60,709,922
==================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.61%

Encore Acquisition Co.                                             (a)            519,711               20,190,772
Range Resources Corp.                                                             566,175               21,860,017
Whiting Petroleum Corp.                                            (a)            164,800                7,224,832
------------------------------------------------------------------------------------------------------------------
                                                                                                        49,275,621
==================================================================================================================

PHARMACEUTICALS--1.14%

First Horizon Pharmaceutical Corp.                                 (a)(b)         551,502               10,958,345
MGI Pharma, Inc.                                                   (a)(b)         453,585               10,573,066
------------------------------------------------------------------------------------------------------------------
                                                                                                        21,531,411
==================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.59%

ProAssurance Corp.                                                 (a)(b)         240,438               11,221,241
==================================================================================================================

REAL ESTATE--1.02%

BioMed Realty Trust, Inc.                                                         216,668                5,373,366
Pan Pacific Retail Properties, Inc.                                (b)            210,017               13,840,120
------------------------------------------------------------------------------------------------------------------
                                                                                                        19,213,486
==================================================================================================================

REGIONAL BANKS--2.72%

East West Bancorp, Inc.                                            (b)            371,809               12,656,378
PrivateBancorp, Inc.                                               (b)            238,678                8,181,882
SVB Financial Group                                                (a)(b)         310,966               15,125,386
Texas Capital Bancshares, Inc.                                     (a)            355,571                7,520,327
Texas Regional Bancshares, Inc.-Class A                                           270,175                7,778,338
------------------------------------------------------------------------------------------------------------------
                                                                                                        51,262,311
==================================================================================================================

RESTAURANTS--1.79%

Jack in the Box Inc.                                               (a)            379,439               11,349,020
P.F. Chang's China Bistro, Inc.                                    (a)(b)         288,467               12,931,976
RARE Hospitality International, Inc.                               (a)(b)         373,110                9,588,927
------------------------------------------------------------------------------------------------------------------
                                                                                                        33,869,923
==================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.98%

FormFactor Inc.                                                    (a)            499,854               11,406,668
Tessera Technologies Inc.                                          (a)            396,166               11,849,325
Varian Semiconductor Equipment Associates, Inc.                    (a)(b)         331,899               14,062,561
------------------------------------------------------------------------------------------------------------------
                                                                                                        37,318,554
------------------------------------------------------------------------------------------------------------------

                                                                                                          MARKET
                                                                                  SHARES                  VALUE
                                                                                  ------                  -----
SEMICONDUCTORS--2.29%

Cirrus Logic, Inc.                                                 (a)          1,060,073    $           8,045,954
Genesis Microchip Inc.                                             (a)(b)         307,027                6,739,243
Microsemi Corp.                                                    (a)            852,737               21,778,903
Sigmatel Inc.                                                      (a)(b)         327,595                6,630,523
------------------------------------------------------------------------------------------------------------------
                                                                                                        43,194,623
==================================================================================================================

SPECIALIZED CONSUMER SERVICES--0.60%

Regis Corp.                                                                       296,978               11,231,708
==================================================================================================================

SPECIALTY CHEMICALS--0.33%

Rockwood Holdings Inc.                                             (a)            326,812                6,225,769
==================================================================================================================

SPECIALTY STORES--1.14%

Guitar Center, Inc.                                                (a)(b)         206,006               11,373,591
Steiner Leisure Ltd. (Bahamas)                                     (a)            296,586               10,075,026
------------------------------------------------------------------------------------------------------------------
                                                                                                        21,448,617
==================================================================================================================

STEEL--0.70%

Carpenter Technology Corp.                                                        226,646               13,283,722
==================================================================================================================

SYSTEMS SOFTWARE--1.43%

Internet Security Systems, Inc.                                    (a)(b)         632,936               15,196,793
MICROS Systems, Inc.                                               (a)            268,082               11,728,588
------------------------------------------------------------------------------------------------------------------
                                                                                                        26,925,381
==================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.27%

Hughes Supply, Inc.                                                (b)            285,239                9,298,791
MSC Industrial Direct Co., Inc.-Class A                                           444,879               14,756,636
------------------------------------------------------------------------------------------------------------------
                                                                                                        24,055,427
==================================================================================================================

TRUCKING--2.04%

Heartland Express, Inc.                                            (b)            448,401                9,120,476
Knight Transportation, Inc.                                        (b)            368,972                8,988,158
Old Dominion Freight Line, Inc.                                    (a)            296,195                9,919,571
Swift Transportation Co., Inc.                                     (a)            591,118               10,462,789
------------------------------------------------------------------------------------------------------------------
                                                                                                        38,490,994
==================================================================================================================

                                                                                                         MARKET
                                                                                  SHARES                 VALUE
                                                                                  ------                 -----
WIRELESS TELECOMMUNICATION SERVICES--1.70%

Alamosa Holdings, Inc.                                             (a)          1,216,865           $   20,820,560
SBA Communications Corp.-Class A                                   (a)            735,700               11,366,565
------------------------------------------------------------------------------------------------------------------
                                                                                                        32,187,125
------------------------------------------------------------------------------------------------------------------

Total Common Stocks & Other Equity Interests (Cost $1,157,887,926)                                   1,509,902,047
------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--0.80%

Liquid Assets Portfolio-Institutional Class                        (c)          7,553,088                7,553,088
==================================================================================================================
STIC Prime Portfolio-Institutional Class                           (c)          7,553,088                7,553,088
==================================================================================================================

Total Money Market Funds (Cost $15,106,176)                                                             15,106,176
==================================================================================================================
TOTAL INVESTMENTS--80.77% (excluding investments purchased with cash
collateral from securities loaned) (Cost $1,172,994,102)                                             1,525,008,223
==================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--19.23%

Liquid Assets Portfolio-Institutional Class                        (c)(d)       181,536,112            181,536,112
------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                           (c)(d)       181,536,112            181,536,112
==================================================================================================================

Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $363,072,224)                                                                 363,072,224
==================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,536,066,326)                                                   $1,888,080,447
==================================================================================================================


      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at September 30, 2005.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

             Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ,to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        CHANGE IN
                                                                        UNREALIZED        MARKET
                MARKET VALUE    PURCHASES         PROCEEDS FROM        APPRECIATION       VALUE          DIVIDEND        REALIZED
FUND              12/31/04       AT COST              SALES           (DEPRECIATION)     09/30/05         INCOME         GAIN (LOSS)
Liquid Assets $    12,837,129 $    223,803,942 $      (229,087,983) $            -- $      7,553,088 $       269,191  $          --
Portfolio-
Institutional
Class
STIC Prime         12,837,129      223,803,942        (229,087,983)              --        7,553,088         271,305             --
Portfolio-
Institutional
Class
              --------------- ---------------- -------------------  --------------- ---------------- ---------------  -------------
   SUBTOTAL   $    25,674,258 $    447,607,884 $      (458,175,966) $            -- $     15,106,176 $       540,496  $          --
              =============== ================ ===================  =============== ================ ===============  =============

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                        UNREALIZED        MARKET
                MARKET VALUE      PURCHASES       PROCEEDS FROM        APPRECIATION       VALUE          DIVIDEND        REALIZED
FUND              12/31/04         AT COST            SALES           (DEPRECIATION)     09/30/05         INCOME  *      AIN (LOSS)
----              --------         -------            -----           --------------     --------         ---------      ----------
Liquid Assets $   205,833,934 $    329,988,769 $      (354,286,591) $            -- $    181,536,112 $     1,032,045  $          --
Portfolio-
Institutional
Class
STIC Prime        205,833,935      327,987,073        (352,284,896)              --      181,536,112       1,041,084             --
Portfolio-
Institutional
Class
   SUBTOTAL   $   411,667,869 $    657,975,842 $      (706,571,487) $            -- $    363,072,224 $     2,073,129  $          --
              --------------- ---------------- -------------------  --------------- ---------------- ---------------  -------------
   TOTAL      $   437,342,127 $  1,105,583,726 $    (1,164,747,453) $            -- $    378,178,400 $     2,613,625  $          --
              =============== ================ ===================  =============== ================ ===============  =============

* Net of compensation to counterparties.


NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

            At September 30, 2005, securities with an aggregate value of $358,716,217 were on loan to brokers. The loans were secured by cash collateral of $363,072,224 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2005, the Fund received dividends on cash collateral of $2,073,129 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2005 was $537,975,294 and $920,393,646, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
 ------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities     $    398,135,982
Aggregate unrealized (depreciation) of investment securities        (46,324,274)
                                                               ----------------
Net unrealized appreciation of investment securities           $    351,811,708
                                                               ================

Cost of investments for tax purposes is $1,536,268,739.

NOTE 5 - SUBSEQUENT EVENT

The Board of Trustees of AIM Growth Series unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which AIM Small Cap Growth Fund ("Buying Fund") a series of AIM Growth Series, would acquire all of the assets of AIM Small Company Growth Fund ("Selling Fund") a series of AIM Stock Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

     The Agreement requires approval of Selling Fund shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.

Item 2.  Controls and Procedures.

    (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Growth Series

By:      /s/ ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/  ROBERT H. GRAHAM
         ----------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2005


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.